Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,901	$ 1,915	$ (923)
Other comprehensive income (loss):
Foreign currency translation adjustments	39	201	(1,698)
Total other comprehensive income (loss)	39	201	(1,698)
Comprehensive income (loss)	$ 2,940	$ 2,116	$ (2,621)